GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Goodwill			$ 4,200	$ 4,361	$ 758	$ 62,978
Intangible assets amortization				10,402	11,185	9,839
Other Depreciation and Amortization	$ 13,400				14,300	14,100
Amortization of Mortgage Servicing Rights (MSRs)				$ 3,000	3,100	$ 4,300
Brady Ware Corporate Finance
Finite-Lived Intangible Assets [Line Items]
Goodwill, Purchase Accounting Adjustments		$ 100
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method				accelerated basis
Estimated weighted average life (in years)	4 years 3 months 18 days			4 years 3 months 18 days
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method				straight-line basis
Estimated weighted average life (in years)						12 years	11 years
Customer Lists | Bannockburn [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 23,900			$ 23,900	27,500
Customer Lists | Summit Funding Group
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 25,100			$ 25,100	$ 27,600